Series A Preferred Stock (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Schedule of Maturities of Series A Preferred Stock Redemptions

The following table provides the maturities of Series A preferred stock redemptions at September 30, 2025:

Series A Preferred Stock
2025	$4,240,569
2026	5,206,648
2027	5,206,648
2028	5,347
2029 and thereafter	-
Total future undiscounted redemption payments	14,659,212
Less: Interest	(1,261,491)
Present value of redemption payments	13,397,721
Current portion	(7,030,279)
Long term portion	$6,367,442

The following table provides the maturities of Series A preferred stock redemptions at December 31, 2024:

Series A
Preferred Stock
2025	$5,160,815
2026	5,160,815
2027	5,160,815
2028	-
2029 and thereafter	-
Total future undiscounted redemption payments	15,482,445
Less: Interest	(2,158,986)
Present value of redemption payments	13,323,459
Current portion	(5,160,815)
Long term portion	$8,162,644